Fair value measurement of financial instruments - Disclosure of reconciliation of changes in Level 3 hierarchy (Details) - Recurring fair value measurement - EUR (€) € in Thousands	3 Months Ended	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period		€ 9,191
Financial assets at end of period	€ 2,704	2,704
Changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period		4,294
Financial liabilities at end of period	7,567	7,567
Level 3 of fair value hierarchy
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period		4,995
Financial assets at end of period	0	0
Changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period		3,309
Financial liabilities at end of period	3,622	3,622
Level 3 of fair value hierarchy | - Other investments
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	2,995	4,995
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, assets	0	0
Gains (losses) recognised in other comprehensive income excluding exchange differences, fair value measurement, assets	(2,995)	(4,995)	€ (3,000)
Gains (losses) recognised in profit or loss on exchange differences, fair value measurement, assets	0	0
Financial assets at end of period	0	0
Level 3 of fair value hierarchy | - Put options liabilities
Changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	3,454	3,309
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities	113	222
Gains (losses) recognised in other comprehensive income excluding exchange differences, fair value measurement, liabilities	0	0
Gains (losses) recognised in profit or loss on exchange differences, fair value measurement, liabilities	53	89
Financial liabilities at end of period	€ 3,620	€ 3,620